UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JANUARY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS

REAL ESTATE SECURITIES‡ — 107.2%
COMMON STOCK — 107.2%
	Shares	Value
DIVERSIFIED — 10.7%
Green REIT (Ireland)	5,261,668	$8,521,405
Hibernia REIT (Ireland)	2,750,000	3,883,949
NSI (Netherlands)	1,766,200	7,178,757
Spirit Realty Capital (A)	2,264,900	23,736,152
VEREIT (A)	3,339,216	25,745,355

		69,065,618

HEALTH CARE — 9.6%
Healthcare Realty Trust (A)	659,000	19,137,360
Healthcare Trust of America, Cl A (A)	696,300	19,524,252
Welltower	379,400	23,606,268

		62,267,880

HOTEL AND RESORT — 5.4%
Pebblebrook Hotel Trust	706,200	17,245,404
Sunstone Hotel Investors (A)	1,460,272	17,348,031

		34,593,435

INDUSTRIAL — 5.4%
DCT Industrial Trust (A)	675,672	24,182,301
Prologis (A)	270,800	10,688,476

		34,870,777

OFFICE — 23.5%
Alexandria Real Estate Equities (A)	297,600	23,563,968
Highwoods Properties (A)	518,958	21,946,734
Investa Office Fund (Australia)	5,182,038	14,303,574
Kilroy Realty (A)	348,729	19,483,489
Paramount Group (A)	1,313,500	21,541,400
SL Green Realty (A)	253,450	24,485,804
Vornado Realty Trust (A)	300,523	26,584,265

		151,909,234

REAL ESTATE OPERATING COMPANY — 1.0%
Hispania Activos Inmobiliarios (Spain)*	495,811	6,133,789

RESIDENTIAL — 22.9%
AvalonBay Communities (A)	167,800	28,776,022
Equity Residential (A)	411,492	31,721,918
Essex Property Trust	91,800	19,563,498
Post Properties (A)	312,114	17,881,011
Sun Communities	273,700	18,225,683
UDR (A)	890,616	31,697,024

		147,865,156

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
RETAIL — 27.3%
DDR (A)	1,529,575	$26,171,028
General Growth Properties (A)	1,190,263	33,374,975
Kimco Realty	1,103,000	29,990,570
Kite Realty Group Trust	572,400	15,168,600
Klepierre (France)	172,413	7,452,285
Pennsylvania Real Estate Investment Trust (A)	1,086,700	21,277,586
Regency Centers	287,000	20,775,930
Simon Property Group (A)	119,804	22,317,089

		176,528,063

SPECIALIZED — 1.4%
QTS Realty Trust, Cl A	197,588	9,128,565

TOTAL COMMON STOCK (Cost $699,538,062)		692,362,517

TOTAL INVESTMENTS — 107.2% (Cost $699,538,062)@		$692,362,517

SECURITIES SOLD SHORT — (48.8)%

REAL ESTATE SECURITIES‡ — (43.6)%
COMMON STOCK — (43.6)%
	Shares	Value
DIVERSIFIED — (9.9)%
American Assets Trust	(282,900)	$(10,577,631)
Cousins Properties	(3,166,900)	(27,298,678)
Empire State Realty Trust, Cl A	(760,800)	(12,591,240)
Washington Real Estate Investment Trust	(530,100)	(13,374,423)

		(63,841,972)

HEALTH CARE — (6.2)%
HCP	(720,100)	(25,880,394)
Medical Properties Trust	(1,311,700)	(14,428,700)

		(40,309,094)

HOTEL AND RESORT — (4.5)%
Apple Hospitality REIT	(724,400)	(13,249,276)
RLJ Lodging Trust	(872,200)	(15,952,538)

		(29,201,814)

INDUSTRIAL — (1.7)%
EastGroup Properties	(204,100)	(10,896,899)

OFFICE — (4.0)%
Corporate Office Properties Trust	(659,800)	(14,713,540)
Dexus Property Group (Australia)	(1,434,209)	(7,470,843)

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
OFFICE — continued
Hudson Pacific Properties	(131,200)	$(3,333,792)

		(25,518,175)

RESIDENTIAL — (2.1)%
Camden Property Trust	(176,500)	(13,466,950)

RETAIL — (11.6)%
Acadia Realty Trust	(503,966)	(17,185,241)
Brixmor Property Group	(748,000)	(19,911,760)
RioCan Real Estate Investment Trust (Canada)	(1,184,000)	(20,909,529)
Taubman Centers	(238,500)	(16,943,040)

		(74,949,570)

SPECIALIZED — (3.6)%
CyrusOne	(454,300)	(16,740,955)
Iron Mountain	(240,600)	(6,626,124)

		(23,367,079)

TOTAL COMMON STOCK (Proceeds $289,857,531)		(281,551,553)

EXCHANGE TRADED FUND — (5.2)%
CurrencyShares Euro Trust *	(321,100)	(34,026,967)

TOTAL EXCHANGE TRADED FUND (Proceeds $33,778,424)		(34,026,967)

TOTAL SECURITIES SOLD SHORT — (48.8)% (Proceeds $323,635,955)#		$(315,578,520)

Percentages are based on Net Assets of $646,081,208.

‡	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
*	Non-income producing security.
(A)	All or a portion of this security has been committed as collateral for securities sold short as of January 31, 2016.

Cl — Class

As of January 31, 2016, all of the Fund’s investments and securities sold short were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended January 31, 2016, there were no transfers between levels and there were no Level 3 securities.

@ At January 31, 2016, the tax basis cost of the Fund’s investments was $699,538,062, and the unrealized appreciation and depreciation were $31,770,855 and $(38,946,400), respectively.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JANUARY 31, 2016
(Unaudited)

# At January 31, 2016, the tax basis proceeds of the Fund’s securities sold short were $323,635,955, and the unrealized appreciation and depreciation were $14,255,468 and $(6,198,033), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

CCS-QH-001-0900

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016